PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.2%
Australia : 7.3%
84,538
ANZ Group Holdings Ltd.
$ 2,125,730
0.4
36,855
APA Group
253,883
0.0
15,558
Aristocrat Leisure Ltd.
494,515
0.1
5,445
ASX Ltd.
197,558
0.0
142,446  BHP Group Ltd. - Class
DI
5,162,749
0.9
38,179
Brambles Ltd.
599,192
0.1
10,605
CAR Group Ltd.
169,292
0.0
1,833
(1)
Cochlear Ltd.
215,690
0.0
37,610
Coles Group Ltd.
570,347
0.1
46,935  Commonwealth Bank of
Australia
5,496,410
0.9
14,587
Computershare Ltd.
287,692
0.1
13,595
CSL Ltd.
1,335,287
0.2
56,901
Evolution Mining Ltd.
512,377
0.1
47,454  Fortescue Metals Group
Ltd.
678,099
0.1
279,765
Glencore PLC
2,118,891
0.4
57,300
Goodman Group
1,028,736
0.2
66,281  Insurance Australia
Group Ltd.
335,663
0.1
62,372
Lottery Corp. Ltd.
232,931
0.0
25,384
(1)(2)
Lynas Rare Earths Ltd.
344,651
0.1
10,146
Macquarie Group Ltd.
1,441,309
0.2
77,174
Medibank Pvt Ltd.
233,512
0.0
86,033  National Australia Bank
Ltd.
2,488,563
0.4
38,088  Northern Star Resources
Ltd.
553,678
0.1
48,276
Origin Energy Ltd.
415,423
0.1
1,611
(1)
Pro Medicus Ltd.
132,774
0.0
20,624
Qantas Airways Ltd.
121,151
0.0
42,320  QBE Insurance Group
Ltd.
624,506
0.1
1,471
REA Group Ltd.
161,160
0.0
10,402
Rio Tinto Ltd.
1,181,809
0.2
31,661
Rio Tinto PLC
2,937,290
0.5
91,011
Santos Ltd.
498,153
0.1
146,177
Scentre Group
337,278
0.1
5,661
SGH Ltd.
161,061
0.0
145,568
(1)
Sigma Healthcare Ltd.
269,004
0.0
13,157
(1)
Sonic Healthcare Ltd.
186,945
0.0
126,089
South32 Ltd. - Class DI
381,798
0.1
67,881
Stockland
203,767
0.0
30,345
Suncorp Group Ltd.
340,552
0.1
111,324
Telstra Group Ltd.
410,965
0.1
87,268
Transurban Group
851,286
0.1
109,561
Vicinity Ltd.
178,737
0.0
9,582
(1)
Washington H Soul
Pattinson & Co. Ltd.
269,282
0.1
31,841
Wesfarmers Ltd.
1,625,674
0.3
95,927
Westpac Banking Corp.
2,650,969
0.5
5,650
WiseTech Global Ltd.
152,440
0.0
53,274  Woodside Energy Group
Ltd. (WDS)
1,264,594
0.2
34,232
Woolworths Group Ltd.
864,435
0.2
43,097,808
7.3
Austria : 0.3%
2,160
(3)
BAWAG Group AG
328,381
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Austria (continued)
8,628
Erste Group Bank AG
$ 932,046
0.2
4,127
OMV AG
301,933
0.0
3,661  Raiffeisen Bank
International AG
156,790
0.0
1,894
Verbund AG
144,739
0.0
1,863,889
0.3
Belgium : 0.9%
4,181
Ageas SA
307,777
0.1
27,723  Anheuser-Busch InBev
SA
1,918,056
0.3
598
D'ieteren Group
110,722
0.0
1,214
Elia Group SA
186,470
0.0
557
(1)
Financiere de Tubize SA
138,173
0.0
2,240  Groupe Bruxelles
Lambert NV
203,761
0.1
6,435
KBC Group NV
787,596
0.2
11
(1)
Lotus Bakeries NV
124,199
0.0
459
(1)
Sofina SA
111,458
0.0
2,024
(1)
Syensqo SA
117,985
0.0
3,543
UCB SA
1,067,500
0.2
5,073,697
0.9
Brazil : 0.0%
4,640
Yara International ASA
271,228
0.0
Chile : 0.1%
11,050
Antofagasta PLC
495,528
0.1
China : 0.5%
103,917  BOC Hong Kong
Holdings Ltd.
573,311
0.1
36,665
Prosus NV
1,697,435
0.3
38,000  SITC International
Holdings Co. Ltd.
166,384
0.0
30,000
(1)
Wharf Holdings Ltd.
82,793
0.0
53,476
Wilmar International Ltd.
160,662
0.0
71,900  Yangzijiang Shipbuilding
Holdings Ltd.
213,571
0.1
2,894,156
0.5
Côte d'Ivoire : 0.1%
5,412
Endeavour Mining PLC
326,070
0.1
Czechia : 0.0%
5,602
(2)
CSG NV
151,129
0.0
Denmark : 1.5%
2,634
Carlsberg AS - Class B
327,233
0.1
3,534
Coloplast A/S - Class B
240,732
0.0
18,719
Danske Bank A/S
922,521
0.2
2,677
(2)
Demant A/S
81,123
0.0
5,727
DSV A/S
1,383,118
0.2
1,709
(2)
Genmab A/S
460,270
0.1
90,327  Novo Nordisk A/S - Class
B
3,305,471
0.6
9,874
Novozymes A/S - Class B
586,626
0.1
14,809
(2)(3)
Orsted AS
367,249
0.1
2,198
Pandora A/S
157,100
0.0
2,682
(1)
ROCKWOOL A/S - Class
B
74,492
0.0
9,423
Tryg A/S
224,600
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Denmark (continued)
28,299
Vestas Wind Systems A/S
$ 853,807
0.1
8,984,342
1.5
Finland : 1.2%
3,957
(1)
Elisa Oyj
192,748
0.0
12,572
(1)
Fortum Oyj
321,502
0.1
7,597
Kesko Oyj - Class B
168,718
0.0
9,525
(1)
Kone Oyj - Class B
608,086
0.1
18,584
Metso Oyj
322,068
0.1
11,855
Neste Oyj
385,260
0.1
148,437
Nokia Oyj
1,190,771
0.2
274
Nordea Bank Abp - EUR
4,718
0.0
86,402
Nordea Bank Abp - SEK
1,482,048
0.3
3,061
Orion Oyj - Class B
247,411
0.0
67,849
Sampo Oyj - Class A
721,654
0.1
16,321
(1)
Stora Enso Oyj - Class R
191,657
0.0
14,789
(1)
UPM-Kymmene Oyj
462,894
0.1
14,094
Wartsila Oyj Abp
524,976
0.1
6,824,511
1.2
France : 8.4%
5,266
Accor SA
252,575
0.0
964
(1)
Aeroports de Paris
117,770
0.0
16,250
Air Liquide SA
3,358,867
0.6
16,666
Airbus SE
3,151,105
0.5
9,710
(1)(2)
Alstom SA
277,690
0.0
1,737
(3)
Amundi SA
149,275
0.0
46,902
AXA SA
2,155,231
0.4
9,893
(3)
Ayvens SA
116,640
0.0
1,153
BioMerieux
123,180
0.0
28,190
BNP Paribas SA
2,685,494
0.5
19,556
Bollore SE
111,822
0.0
5,403
Bouygues SA
313,142
0.1
9,539
Bureau Veritas SA
285,517
0.1
4,321
Capgemini SE
509,874
0.1
16,507
Carrefour SA
305,643
0.1
12,490
Cie de Saint-Gobain
1,034,108
0.2
18,320  Cie Generale des
Etablissements Michelin
SCA
627,626
0.1
1,553
Covivio SA/France
92,813
0.0
29,902
Credit Agricole SA
558,104
0.1
18,140
Danone SA
1,449,522
0.2
549
Dassault Aviation SA
204,340
0.0
18,796
Dassault Systemes SE
380,513
0.1
1,922
Eiffage SA
294,774
0.1
51,182
Engie SA
1,649,474
0.3
8,446
EssilorLuxottica SA
1,968,140
0.3
1,281
Gecina SA - Class C
101,073
0.0
8,414
Getlink SE
181,565
0.0
888
Hermes International
1,682,192
0.3
1,050
Ipsen SA
196,229
0.0
2,086
Kering SA
633,445
0.1
6,029
(1)
Klepierre SA
226,343
0.0
7,349
Legrand SA
1,141,707
0.2
6,737
L'Oreal SA
2,750,666
0.5
6,979  LVMH Moet Hennessy
Louis Vuitton SE
3,815,086
0.7
52,179
Orange SA
1,069,834
0.2
5,655
Pernod Ricard SA
420,518
0.1
6,414
Publicis Groupe SA
530,886
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
France (continued)
5,386
Renault SA
$ 184,654
0.0
6,285
Rexel SA
249,051
0.0
9,973
Safran SA
3,263,474
0.6
813
Sartorius Stedim Biotech
158,342
0.0
19,358
Societe Generale SA
1,413,468
0.2
2,461
(1)
Sodexo SA
126,329
0.0
2,597
Thales SA
761,561
0.1
55,698
(1)
TotalEnergies SE
5,111,660
0.9
3,412  Unibail-Rodamco-
Westfield
376,433
0.1
17,667
Veolia Environnement SA
672,869
0.1
13,870
Vinci SA
2,081,887
0.4
49,322,511
8.4
Germany : 8.5%
4,792
Adidas AG
775,621
0.1
10,669
Allianz SE
4,505,739
0.8
25,011
BASF SE
1,540,445
0.3
27,530
Bayer AG
1,274,046
0.2
7,862  Bayerische Motoren
Werke AG
727,292
0.1
2,708
Beiersdorf AG
243,416
0.1
3,439
Brenntag SE
232,953
0.1
20,537
Commerzbank AG
749,179
0.1
3,083
Continental AG
215,217
0.0
1,736  CTS Eventim AG & Co.
KGaA
101,679
0.0
12,883
Daimler Truck Holding AG
634,437
0.1
50,906
Deutsche Bank AG
1,514,974
0.3
5,277
Deutsche Boerse AG
1,545,880
0.3
16,689
Deutsche Lufthansa AG
142,121
0.0
25,803
Deutsche Post AG, Reg
1,360,003
0.2
103,180  Deutsche Telekom AG,
Reg
3,851,033
0.7
62,914
E.ON SE
1,377,916
0.2
7,129
Evonik Industries AG
139,891
0.0
6,167  Fresenius Medical Care
AG & Co. KGaA
279,475
0.1
11,838  Fresenius SE & Co.
KGaA
614,345
0.1
4,106
GEA Group AG
294,474
0.1
1,690
Hannover Rueck SE
531,340
0.1
3,750
Heidelberg Materials AG
791,391
0.1
2,912
Henkel AG & Co. KGaA
209,171
0.0
1,768
Hensoldt AG
156,911
0.0
436
Hochtief AG
198,325
0.0
36,626
Infineon Technologies AG
1,661,588
0.3
2,033
Knorr-Bremse AG
232,275
0.0
2,103
LEG Immobilien SE
137,372
0.0
20,237  Mercedes-Benz Group
AG
1,243,831
0.2
3,622
Merck KGaA
460,191
0.1
1,508
MTU Aero Engines AG
550,150
0.1
3,664  Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen
2,313,978
0.4
1,607
Nemetschek SE
120,301
0.0
143
Rational AG
104,912
0.0
1,290
Rheinmetall AG
2,175,965
0.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany (continued)
17,718
RWE AG
$ 1,192,052
0.2
29,287
SAP SE
4,992,949
0.9
2,102
(3)
Scout24 SE
162,188
0.0
21,315
Siemens AG, Reg
5,193,086
0.9
21,736
Siemens Energy AG
3,748,382
0.6
9,483
(3)
Siemens Healthineers AG
404,604
0.1
3,721
Symrise AG
317,744
0.1
1,809
Talanx AG
224,475
0.0
21,411
Vonovia SE
535,544
0.1
6,246
(2)(3)
Zalando SE
152,595
0.0
49,931,456
8.5
Hong Kong : 1.8%
294,699
AIA Group Ltd.
3,274,497
0.6
54,199
CK Asset Holdings Ltd.
310,115
0.1
17,902  CK Infrastructure
Holdings Ltd.
143,560
0.0
46,365
CLP Holdings Ltd.
436,521
0.1
1,594
(2)
Futu Holdings Ltd., ADR
217,995
0.0
41,059
(1)
Henderson Land
Development Co. Ltd.
152,543
0.0
105,867  HKT Trust & HKT Ltd. -
Stapled Security
165,438
0.0
314,181  Hong Kong & China Gas
Co. Ltd.
285,795
0.0
33,788  Hong Kong Exchanges &
Clearing Ltd.
1,704,537
0.3
30,433  Hongkong Land Holdings
Ltd.
247,725
0.0
73,032
Link REIT
338,490
0.1
43,644
(1)
MTR Corp. Ltd.
178,852
0.0
38,845
(1)
Power Assets Holdings
Ltd.
303,067
0.1
71,807
Prudential PLC
998,335
0.2
102,626
Sino Land Co. Ltd.
150,382
0.0
40,471  Sun Hung Kai Properties
Ltd.
673,876
0.1
9,620  Swire Pacific Ltd. - Class
A
105,144
0.0
41,000  Techtronic Industries Co.
Ltd.
544,490
0.1
233,500
(3)
WH Group Ltd.
306,921
0.1
47,361  Wharf Real Estate
Investment Co. Ltd.
137,827
0.0
10,676,110
1.8
Indonesia : 0.1%
4,604  Jardine Matheson
Holdings Ltd.
330,714
0.1
Ireland : 0.4%
4,696
AerCap Holdings NV
644,197
0.1
59,878
AIB Group PLC
639,208
0.1
26,738  Bank of Ireland Group
PLC
485,116
0.1
4,545  Kerry Group PLC - Class
A
361,874
0.0
4,305
Kingspan Group PLC
368,122
0.1
2,498,517
0.4
Israel : 1.0%
1,181
Azrieli Group Ltd.
158,422
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Israel (continued)
35,044
Bank Hapoalim BM
$ 823,008
0.1
41,728
Bank Leumi Le-Israel BM
933,157
0.2
2,407
(2)
Check Point Software
Technologies Ltd.
343,840
0.1
780
Elbit Systems Ltd.
657,627
0.1
21,540
ICL Group Ltd.
111,173
0.0
34,278  Israel Discount Bank Ltd.
- Class A
346,131
0.1
4,371
Mizrahi Tefahot Bank Ltd.
319,418
0.0
1,718
(2)
Nice Ltd.
189,682
0.0
832
(2)
Nova Ltd.
367,418
0.1
6,411
Phoenix Financial Ltd.
342,310
0.0
32,137
(2)
Teva Pharmaceutical
Industries Ltd., ADR
967,966
0.2
3,156
(1)(2)
Tower Semiconductor
Ltd.
558,219
0.1
6,118,371
1.0
Italy : 3.2%
23,886  Assicurazioni Generali
SpA
960,974
0.2
6,220
Banca Mediolanum SpA
126,025
0.0
55,344  Banca Monte dei Paschi
di Siena SpA
482,908
0.1
31,844
(1)
Banco BPM SpA
442,968
0.1
41,284
(1)
BPER Banca
541,039
0.1
6,112  Coca-Cola HBC AG -
Class DI
344,282
0.1
17,124
(1)
Davide Campari-Milano
NV
122,346
0.0
228,111
Enel SpA
2,493,911
0.4
57,317
Eni SpA
1,629,747
0.3
3,532
Ferrari NV
1,198,427
0.2
17,138  FinecoBank Banca
Fineco SpA
381,301
0.1
390,707
Intesa Sanpaolo SpA
2,362,962
0.4
17,092
Italgas SpA
199,105
0.0
11,341
Leonardo SpA
771,413
0.1
6,546
Moncler SpA
394,127
0.1
12,810
(1)(3)
Poste Italiane SpA
301,533
0.0
7,889
Prysmian SpA
931,625
0.1
3,199  Recordati Industria
Chimica e Farmaceutica
SpA
183,171
0.0
23,643
Ryanair Holdings PLC
665,597
0.1
56,508
Snam SpA
428,075
0.1
491,236
(2)
Telecom Italia SpA/Milano
365,827
0.1
39,428  Terna - Rete Elettrica
Nazionale
450,957
0.1
39,319
UniCredit SpA
2,820,908
0.5
10,053
Unipol Gruppo SpA
233,534
0.0
18,832,762
3.2
Japan : 22.4%
21,500
Advantest Corp.
2,967,143
0.5
62,440
Aeon Co. Ltd.
746,529
0.1
5,521
AGC, Inc.
195,595
0.0
13,833
Aisin Corp.
194,881
0.0
25,356
Ajinomoto Co., Inc.
716,845
0.1
4,489
ANA Holdings, Inc.
80,395
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
42,574  Asahi Group Holdings
Ltd.
$ 425,086
0.1
36,353
Asahi Kasei Corp.
355,695
0.1
19,600
Asics Corp.
526,948
0.1
50,720
Astellas Pharma, Inc.
826,828
0.1
16,379  Bandai Namco Holdings,
Inc.
404,077
0.1
31,986
Bridgestone Corp.
666,533
0.1
24,293
Canon, Inc.
674,066
0.1
9,700
(1)
Capcom Co. Ltd.
204,980
0.0
21,640  Central Japan Railway
Co.
562,666
0.1
15,766
Chiba Bank Ltd.
204,084
0.0
19,042  Chubu Electric Power
Co., Inc.
313,944
0.1
18,818  Chugai Pharmaceutical
Co. Ltd.
1,037,784
0.2
28,909  Concordia Financial
Group Ltd.
258,047
0.1
11,048  Dai Nippon Printing Co.
Ltd.
201,294
0.0
9,100
Daifuku Co. Ltd.
321,313
0.1
98,532  Dai-ichi Life Holdings,
Inc.
908,662
0.2
50,479
Daiichi Sankyo Co. Ltd.
903,103
0.2
7,398
Daikin Industries Ltd.
887,368
0.2
8,205
(1)
Daito Trust Construction
Co. Ltd.
192,277
0.0
15,754  Daiwa House Industry
Co. Ltd.
494,250
0.1
37,421  Daiwa Securities Group,
Inc.
354,579
0.1
48,968
Denso Corp.
613,965
0.1
2,600
Disco Corp.
1,059,717
0.2
26,999
East Japan Railway Co.
617,507
0.1
13,000
Ebara Corp.
368,006
0.1
7,379
Eisai Co. Ltd.
231,013
0.0
75,864
ENEOS Holdings, Inc.
683,545
0.1
26,165
FANUC Corp.
912,032
0.2
5,326
Fast Retailing Co. Ltd.
2,104,337
0.4
4,023
Fuji Electric Co. Ltd.
281,819
0.1
31,380
FUJIFILM Holdings Corp.
597,966
0.1
42,600
Fujikura Ltd.
1,171,587
0.2
49,330
Fujitsu Ltd.
1,008,831
0.2
6,757  Hankyu Hanshin
Holdings, Inc.
195,379
0.0
500
Hikari Tsushin, Inc.
127,206
0.0
128,455
Hitachi Ltd.
3,768,290
0.6
103,526
Honda Motor Co. Ltd.
837,895
0.1
9,537
Hoya Corp.
1,653,338
0.3
12,864
Hulic Co. Ltd.
149,950
0.0
6,700
Ibiden Co. Ltd.
335,271
0.1
21,575
Idemitsu Kosan Co. Ltd.
211,813
0.0
28,800
IHI Corp.
594,231
0.1
24,716
Inpex Corp.
731,087
0.1
14,968
Isuzu Motors Ltd.
215,551
0.0
166,580
ITOCHU Corp.
2,118,979
0.4
4,078
(1)
Japan Airlines Co. Ltd.
66,579
0.0
27,828  Japan Exchange Group,
Inc.
324,975
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
50,100
Japan Post Bank Co. Ltd.
$ 817,142
0.1
50,000  Japan Post Holdings Co.
Ltd.
577,323
0.1
15,600  Japan Post Insurance
Co. Ltd.
157,335
0.0
33,702
Japan Tobacco, Inc.
1,292,939
0.2
16,102
(1)
JFE Holdings, Inc.
188,510
0.0
15,600  JX Advanced Metals
Corp.
345,755
0.1
11,854
Kajima Corp.
452,214
0.1
26,562  Kansai Electric Power
Co., Inc.
441,622
0.1
12,675
Kao Corp.
493,407
0.1
21,000  Kawasaki Heavy
Industries Ltd.
394,950
0.1
9,800  Kawasaki Kisen Kaisha
Ltd.
165,528
0.0
82,202
KDDI Corp.
1,399,631
0.2
5,488
Keyence Corp.
1,953,220
0.3
18,970
(1)
Kikkoman Corp.
172,224
0.0
5,300
(2)
Kioxia Holdings Corp.
692,181
0.1
21,756
Kirin Holdings Co. Ltd.
346,055
0.1
26,683
Komatsu Ltd.
1,062,532
0.2
2,866
Konami Group Corp.
353,172
0.1
27,422
Kubota Corp.
439,443
0.1
35,976
Kyocera Corp.
551,640
0.1
6,614
Kyowa Kirin Co. Ltd.
108,245
0.0
2,200
Lasertec Corp.
489,662
0.1
12,300
(1)(2)
M3, Inc.
126,252
0.0
6,308
Makita Corp.
207,321
0.0
39,556
Marubeni Corp.
1,447,035
0.3
9,200  MatsukiyoCocokara &
Co.
146,430
0.0
10,200
(1)
MINEBEA MITSUMI, Inc.
169,372
0.0
34,348  Mitsubishi Chemical
Group Corp.
200,803
0.0
90,379
Mitsubishi Corp.
3,100,539
0.5
53,361
Mitsubishi Electric Corp.
1,745,283
0.3
29,827
Mitsubishi Estate Co. Ltd.
827,892
0.1
24,576
(1)
Mitsubishi HC Capital,
Inc.
220,522
0.0
89,890  Mitsubishi Heavy
Industries Ltd.
2,469,877
0.4
316,206  Mitsubishi UFJ Financial
Group, Inc.
5,354,612
0.9
69,302
Mitsui & Co. Ltd.
2,678,707
0.5
74,057
Mitsui Fudosan Co. Ltd.
789,480
0.1
9,700
(1)
Mitsui OSK Lines Ltd.
403,140
0.1
69,806  Mizuho Financial Group,
Inc.
2,826,010
0.5
7,000
MonotaRO Co. Ltd.
75,877
0.0
36,062  MS&AD Insurance Group
Holdings, Inc.
941,059
0.2
46,832  Murata Manufacturing
Co. Ltd.
1,050,780
0.2
36,300
NEC Corp.
903,256
0.2
10,400
Nexon Co. Ltd.
195,902
0.0
23,368
(1)(2)
NIDEC Corp.
296,732
0.1
30,940
Nintendo Co. Ltd.
1,766,230
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
217  Nippon Building Fund,
Inc.
$ 182,210
0.0
26,385  Nippon Paint Holdings
Co. Ltd.
165,448
0.0
4,825
(1)
Nippon Sanso Holdings
Corp.
171,087
0.0
135,500
(1)
Nippon Steel Corp.
499,662
0.1
837,400  Nippon Telegraph &
Telephone Corp.
837,791
0.1
11,609
(1)
Nippon Yusen KK
426,454
0.1
61,992
(1)(2)
Nissan Motor Co. Ltd.
134,360
0.0
11,230
(1)
Nitori Holdings Co. Ltd.
178,417
0.0
19,010
Nitto Denko Corp.
380,280
0.1
84,226
Nomura Holdings, Inc.
663,199
0.1
10,568  Nomura Research
Institute Ltd.
289,221
0.1
17,815
Obayashi Corp.
431,488
0.1
9,100
Obic Co. Ltd.
220,870
0.0
31,928
Olympus Corp.
304,189
0.1
1,100
Oracle Corp. Japan
59,656
0.0
30,300
(1)
Oriental Land Co. Ltd./
Japan
515,700
0.1
32,663
ORIX Corp.
969,156
0.2
10,065
Osaka Gas Co. Ltd.
407,678
0.1
6,344
Otsuka Corp.
121,454
0.0
12,146
Otsuka Holdings Co. Ltd.
862,012
0.2
53,440  Pan Pacific International
Holdings Corp.
325,998
0.1
65,331  Panasonic Holdings
Corp.
1,095,690
0.2
42,470
(2)
Rakuten Group, Inc.
198,528
0.0
39,500
Recruit Holdings Co. Ltd.
1,721,014
0.3
49,800  Renesas Electronics
Corp.
712,002
0.1
58,213
Resona Holdings, Inc.
664,079
0.1
14,200
Ryohin Keikaku Co. Ltd.
303,022
0.1
25,000
Sanrio Co. Ltd.
155,431
0.0
15,740
SBI Holdings, Inc.
291,447
0.1
4,600  SCREEN Holdings Co.
Ltd.
274,052
0.1
11,112
Secom Co. Ltd.
423,265
0.1
5,900
(1)
Seibu Holdings, Inc.
164,839
0.0
10,519
Sekisui Chemical Co. Ltd.
176,600
0.0
16,685
(1)
Sekisui House Ltd.
373,862
0.1
58,413  Seven & i Holdings Co.
Ltd.
785,634
0.1
6,672
Shimadzu Corp.
158,546
0.0
2,055
Shimano, Inc.
214,548
0.0
14,100
Shimizu Corp.
252,970
0.1
47,345  Shin-Etsu Chemical Co.
Ltd.
1,927,832
0.3
21,196
Shionogi & Co. Ltd.
468,876
0.1
11,162
Shiseido Co. Ltd.
228,042
0.0
1,636
SMC Corp.
643,436
0.1
806,500
SoftBank Corp.
1,079,197
0.2
104,168
SoftBank Group Corp.
2,536,465
0.4
24,939
Sompo Holdings, Inc.
970,831
0.2
171,150
(1)
Sony Financial Group,
Inc.
156,783
0.0
172,450
Sony Group Corp.
3,594,330
0.6
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
16,435
Subaru Corp.
$ 264,791
0.1
30,555
Sumitomo Corp.
1,143,340
0.2
20,033  Sumitomo Electric
Industries Ltd.
1,138,277
0.2
6,980  Sumitomo Metal Mining
Co. Ltd.
406,258
0.1
102,753  Sumitomo Mitsui
Financial Group, Inc.
3,378,552
0.6
17,770  Sumitomo Mitsui Trust
Holdings, Inc.
566,092
0.1
17,092  Sumitomo Realty &
Development Co. Ltd.
484,999
0.1
3,934  Suntory Beverage & Food
Ltd.
111,097
0.0
44,076
Suzuki Motor Corp.
537,230
0.1
14,114
Sysmex Corp.
123,087
0.0
12,911
T&D Holdings, Inc.
330,709
0.1
4,161
Taisei Corp.
431,087
0.1
44,622  Takeda Pharmaceutical
Co. Ltd.
1,643,334
0.3
54,480
TDK Corp.
707,710
0.1
37,356
Terumo Corp.
501,869
0.1
6,000
TIS, Inc.
128,289
0.0
15,000
Toho Co. Ltd./Tokyo
157,556
0.0
51,564  Tokio Marine Holdings,
Inc.
2,420,464
0.4
12,595
Tokyo Electron Ltd.
3,129,240
0.5
8,872
Tokyo Gas Co. Ltd.
417,836
0.1
13,994
(1)
Tokyu Corp.
165,186
0.0
6,616
TOPPAN Holdings, Inc.
174,495
0.0
38,903
Toray Industries, Inc.
277,091
0.1
1,005
(1)(2)
Toyota Industries Corp.
129,967
0.0
265,790
Toyota Motor Corp.
5,525,070
0.9
19,362
Toyota Tsusho Corp.
750,409
0.1
6,700
Tsuruha Holdings, Inc.
104,718
0.0
31,134
Unicharm Corp.
182,541
0.0
11,442
West Japan Railway Co.
225,516
0.0
25,512
(1)
Yamaha Motor Co. Ltd.
184,309
0.0
6,373
Yokogawa Electric Corp.
196,950
0.0
77,344
Z Holdings Corp.
186,487
0.0
2,700
Zensho Holdings Co. Ltd.
157,634
0.0
12,500
(1)
ZOZO, Inc.
87,536
0.0
131,531,059
22.4
Luxembourg : 0.2%
11,955
ArcelorMittal SA
620,007
0.1
5,914
(1)(3)
CVC Capital Partners
PLC
77,210
0.0
3,318
Eurofins Scientific SE
242,112
0.1
939,329
0.2
Macao : 0.1%
55,159  Galaxy Entertainment
Group Ltd.
249,312
0.1
67,602
Sands China Ltd.
144,083
0.0
393,395
0.1
Mexico : 0.1%
6,195
Fresnillo PLC
274,598
0.1
Netherlands : 4.7%
16,341
ABN AMRO Bank NV
518,025
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Netherlands (continued)
707
(2)(3)
Adyen NV
$ 707,605
0.1
4,793
Akzo Nobel NV
275,529
0.0
1,736
(2)
Argenx SE
1,259,889
0.2
1,313
ASM International, N.V.
995,197
0.2
10,886
ASML Holding NV
14,475,800
2.5
4,395
ASR Nederland NV
302,583
0.1
2,047  BE Semiconductor
Industries NV
438,457
0.1
2,181
(3)
Euronext NV
350,231
0.1
2,620
(1)
EXOR NV
200,556
0.0
3,632
(1)
Heineken Holding NV
258,477
0.0
8,071
Heineken NV
620,811
0.1
81,905
ING Groep NV
2,125,992
0.4
4,753
JDE Peet's NV
175,642
0.0
24,995  Koninklijke Ahold
Delhaize NV
1,164,003
0.2
107,347
Koninklijke KPN NV
598,315
0.1
21,587
Koninklijke Philips, N.V.
590,455
0.1
13,638
(2)
Magnum Ice Cream Co.
NV
200,294
0.0
5,987
(1)(2)
Nebius Group NV - Class
A
621,211
0.1
7,376
NN Group NV
576,038
0.1
3,019
(1)
Randstad NV
78,796
0.0
30,839
(1)
Universal Music Group
NV
598,613
0.1
6,516
Wolters Kluwer NV
486,671
0.1
27,619,190
4.7
New Zealand : 0.2%
47,498  Auckland International
Airport Ltd.
217,539
0.0
24,933
Contact Energy Ltd.
132,532
0.0
16,457  Fisher & Paykel
Healthcare Corp. Ltd.
356,845
0.1
26,626
Infratil Ltd.
179,536
0.0
36,965
Meridian Energy Ltd.
118,329
0.0
4,765
(2)
Xero Ltd.
251,829
0.1
1,256,610
0.2
Nigeria : 0.0%
25,578
(3)
Airtel Africa PLC
117,948
0.0
Norway : 0.7%
8,855
Aker BP ASA
327,360
0.1
24,844
DNB Bank ASA
777,335
0.1
21,494
Equinor ASA
915,739
0.2
5,564  Gjensidige Forsikring
ASA
145,547
0.0
12,324
Kongsberg Gruppen ASA
525,331
0.1
13,310
Mowi ASA
302,720
0.0
38,810
Norsk Hydro ASA
413,652
0.1
19,644
Orkla ASA
247,213
0.0
1,897
Salmar ASA
110,691
0.0
17,255
Telenor ASA
303,476
0.1
4,069,064
0.7
Poland : 0.0%
6,954
(1)(2)
InPost SA
123,114
0.0
Portugal : 0.2%
211,766  Banco Comercial
Portugues SA - Class R
206,254
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Portugal (continued)
87,935  EDP - Energias de
Portugal SA
$ 465,328
0.1
11,692
Galp Energia SGPS SA
280,347
0.1
7,877  Jeronimo Martins SGPS
SA
188,351
0.0
1,140,280
0.2
Singapore : 1.7%
109,737  CapitaLand Ascendas
REIT
211,787
0.0
170,584  CapitaLand Integrated
Commercial Trust
305,901
0.1
65,196  CapitaLand Investment
Ltd./Singapore
138,776
0.0
59,702
DBS Group Holdings Ltd.
2,656,747
0.4
66,464
(2)
Grab Holdings Ltd. -
Class A
243,258
0.0
40,804
Keppel Corp. Ltd.
375,896
0.1
94,922  Oversea-Chinese
Banking Corp. Ltd.
1,625,801
0.3
11,102
(2)
Sea Ltd., ADR
919,357
0.2
24,900
Sembcorp Industries Ltd.
129,310
0.0
44,300
Singapore Airlines Ltd.
228,442
0.0
24,051
Singapore Exchange Ltd.
366,901
0.1
43,706  Singapore Technologies
Engineering Ltd.
370,943
0.1
208,250  Singapore
Telecommunications Ltd.
800,152
0.1
18,973
(1)
STMicroelectronics NV
645,628
0.1
35,156  United Overseas Bank
Ltd.
1,006,367
0.2
10,025,266
1.7
South Africa : 0.2%
31,361
Anglo American PLC
1,346,495
0.2
South Korea : 0.0%
5,432
(2)(3)
Delivery Hero SE
100,933
0.0
Spain : 3.6%
687
Acciona SA
180,656
0.0
4,997  ACS Actividades de
Construccion y Servicios
SA
609,414
0.1
21,017
(3)
Aena SME SA
619,948
0.1
12,624
Amadeus IT Group SA
721,854
0.1
160,116  Banco Bilbao Vizcaya
Argentaria SA
3,458,453
0.6
140,776
Banco de Sabadell SA
504,304
0.1
411,983
Banco Santander SA
4,618,648
0.8
18,891
(1)
Bankinter SA
299,185
0.1
108,357
(1)
CaixaBank SA
1,298,953
0.2
13,397
(3)
Cellnex Telecom SA
430,779
0.1
8,770
(1)
EDP Renovaveis SA
140,565
0.0
8,901
Endesa SA
371,201
0.1
8,297
(1)
Grifols SA
86,804
0.0
180,454
Iberdrola SA
4,131,364
0.7
2,230
(1)
Indra Sistemas SA
124,636
0.0
30,594  Industria de Diseno Textil
SA
1,780,848
0.3
25,704
(1)
Mapfre SA
114,550
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Spain (continued)
9,517  Naturgy Energy Group
SA
$ 284,907
0.0
11,372
Red Electrica Corp. SA
192,760
0.0
31,620
Repsol SA
890,059
0.2
103,280
(1)
Telefonica SA
451,907
0.1
21,311,795
3.6
Sweden : 3.2%
7,284
AddTech AB - Class B
249,950
0.1
8,108
Alfa Laval AB
443,507
0.1
28,087
Assa Abloy AB - Class B
1,015,286
0.2
75,270
Atlas Copco AB - Class A
1,328,277
0.2
43,740
Atlas Copco AB - Class B
683,755
0.1
11,378
(1)
Beijer Ref AB
157,735
0.0
7,965
(2)
Boliden AB
417,540
0.1
18,467
Epiroc AB - Class A
454,599
0.1
10,928
Epiroc AB - Class B
234,095
0.1
13,839
(1)
EQT AB
429,392
0.1
16,893
(1)
Essity AB - Class B
435,380
0.1
3,724
(1)(3)
Evolution AB
234,048
0.1
19,971
(2)
Fastighets AB Balder
116,963
0.0
13,830
(1)
H & M Hennes & Mauritz
AB - Class B
258,743
0.1
58,180
(1)
Hexagon AB - Class B
566,215
0.1
1,958
(1)
Holmen AB - Class B
70,214
0.0
3,038  Industrivarden AB - Class
A
151,311
0.0
4,374
(1)
Industrivarden AB - Class
C
216,814
0.0
7,600
Indutrade AB
174,259
0.0
4,119  Investment AB Latour -
Class B
88,795
0.0
51,099
Investor AB - Class B
1,935,361
0.3
2,115  L E Lundbergforetagen
AB - Class B
120,246
0.0
6,532
(1)
Lifco AB - Class B
197,609
0.0
42,152
(1)
Nibe Industrier AB - Class
B
176,129
0.0
8,976
(1)
Saab AB - Class B
587,477
0.1
6,113
(1)
Sagax AB - Class B
112,800
0.0
29,878
Sandvik AB
1,148,566
0.2
13,782
(1)
Securitas AB - Class B
230,820
0.0
42,424
(1)
Skandinaviska Enskilda
Banken AB - Class A
783,949
0.1
9,537
(1)
Skanska AB - Class B
257,968
0.1
9,560
(1)
SKF AB - Class B
230,453
0.0
17,024
(1)
Svenska Cellulosa AB
SCA - Class B
197,382
0.0
40,873
(1)
Svenska Handelsbanken
AB - Class A
538,858
0.1
23,791
(1)
Swedbank AB - Class A
810,881
0.1
5,509
(2)
Swedish Orphan
Biovitrum AB
230,885
0.0
15,342
Tele2 AB - Class B
317,541
0.1
78,425
(1)
Telefonaktiebolaget LM
Ericsson - Class B
894,063
0.2
66,113
(1)
Telia Co. AB
338,715
0.1
5,684
(1)
Trelleborg AB - Class B
212,579
0.0
44,527
(1)
Volvo AB - Class B
1,464,017
0.3
18,513,177
3.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Switzerland : 4.6%
43,958
ABB Ltd., Reg
$ 3,574,136
0.6
839
(1)
Banque Cantonale
Vaudoise
136,459
0.0
100
(1)
Barry Callebaut AG
175,859
0.0
276
Belimo Holding AG
224,153
0.0
588
BKW AG
115,930
0.0
3  Chocoladefabriken Lindt
& Spruengli AG
429,395
0.1
26  Chocoladefabriken Lindt
& Spruengli AG - Class
PC
365,092
0.1
15,077  Cie Financiere Richemont
SA
2,662,088
0.5
4,839
DSM-Firmenich AG
346,107
0.1
2,445
Dufry AG, Reg
146,593
0.0
196
EMS-Chemie Holding AG
154,113
0.0
5,172
Galderma Group AG
1,016,473
0.2
951
Geberit AG, Reg
641,954
0.1
259
Givaudan SA, Reg
875,809
0.1
2,228
Helvetia Holding AG
576,629
0.1
5,773
Julius Baer Group Ltd.
424,627
0.1
1,354
(1)
Kuehne + Nagel
International AG
310,073
0.0
4,280
Logitech International SA
397,460
0.1
1,968
Lonza Group AG
1,262,509
0.2
636
(1)
Partners Group Holding
AG
685,507
0.1
11,713
Sandoz Group AG
917,724
0.2
1,141
Schindler Holding AG
375,837
0.1
654  Schindler Holding AG
(SCHN)
205,979
0.0
4,639
(1)
SGS SA
488,899
0.1
4,272
Sika AG, Reg
707,094
0.1
1,420
Sonova Holding AG, Reg
323,779
0.1
3,128
(1)
Straumann Holding AG
327,261
0.1
805
(1)
Swatch Group AG - Class
BR
177,713
0.0
800
(1)
Swiss Life Holding AG
871,371
0.1
2,248
Swiss Prime Site AG
380,627
0.1
726
Swisscom AG, Reg
609,233
0.1
89,034
UBS Group AG
3,471,738
0.6
757
(3)
VAT Group AG
472,248
0.1
4,105  Zurich Insurance Group
AG
2,901,490
0.5
26,751,959
4.6
United Arab Emirates : —%
19,351
(2)(4)
NMC Health PLC
—
—
United Kingdom : 10.4%
27,836
3i Group PLC
907,198
0.2
7,296
Admiral Group PLC
305,159
0.1
8,987
(1)
Associated British Foods
PLC
224,964
0.0
43,497
AstraZeneca PLC
8,505,350
1.5
24,265
(3)
Auto Trader Group PLC
151,876
0.0
85,666
Aviva PLC
687,499
0.1
84,206
BAE Systems PLC
2,468,779
0.4
388,203
Barclays PLC
2,031,641
0.3
38,046  Barratt Developments
PLC
132,326
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
61,094  British American Tobacco
PLC
$ 3,547,024
0.6
167,590
BT Group PLC
469,679
0.1
9,114
Bunzl PLC
274,379
0.1
129,148
Centrica PLC
365,672
0.1
75,199  CK Hutchison Holdings
Ltd.
577,229
0.1
5,823  Coca-Cola Europacific
Partners PLC
534,351
0.1
47,691
Compass Group PLC
1,330,615
0.2
62,389
Diageo PLC
1,160,254
0.2
16,899
Entain PLC
126,951
0.0
10,639
Halma PLC
542,913
0.1
481,705
HSBC Holdings PLC
7,910,796
1.3
21,131
Imperial Brands PLC
856,810
0.1
36,270
Informa PLC
364,283
0.1
32,880  International
Consolidated Airlines
Group SA - Class DI
156,059
0.0
4,327
Intertek Group PLC
210,546
0.0
47,963
J Sainsbury PLC
215,209
0.0
70,557
JD Sports Fashion PLC
66,920
0.0
48,821
Kingfisher PLC
185,633
0.0
19,684  Land Securities Group
PLC
145,193
0.0
159,657  Legal & General Group
PLC
524,683
0.1
1,651,536  Lloyds Banking Group
PLC
2,046,959
0.4
12,855  London Stock Exchange
Group PLC
1,518,009
0.3
64,024
M&G PLC
232,562
0.0
57,644  Marks & Spencer Group
PLC
259,726
0.0
35,370
Melrose Industries PLC
239,673
0.0
139,353
National Grid PLC
2,352,277
0.4
224,304
NatWest Group PLC
1,661,622
0.3
3,259
Next PLC
550,601
0.1
16,154
Pearson PLC
212,971
0.0
19,690  Phoenix Group Holdings
PLC
178,322
0.0
18,162  Reckitt Benckiser Group
PLC
1,221,211
0.2
51,145
RELX PLC - GBP
1,675,621
0.3
70,786
Rentokil Initial PLC
439,290
0.1
235,849  Rolls-Royce Holdings
PLC
3,583,096
0.6
26,921
Sage Group PLC
301,658
0.1
20,160
Schroders PLC
155,222
0.0
36,032
Segro PLC
308,885
0.1
7,592
Severn Trent PLC
311,373
0.1
22,590
Smith & Nephew PLC
357,914
0.1
8,902
Smiths Group PLC
271,654
0.1
2,063  Spirax-Sarco Engineering
PLC
185,079
0.0
33,854
SSE PLC
1,170,278
0.2
53,832
Standard Chartered PLC
1,121,844
0.2
179,120
Tesco PLC
1,125,768
0.2
61,161
Unilever PLC
3,357,681
0.6
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
19,108  United Utilities Group
PLC
$ 333,168
0.1
7,250
(2)
Verisure PLC
75,259
0.0
525,947
Vodafone Group PLC
793,308
0.1
4,865
Whitbread PLC
149,575
0.0
18,670
(2)
Wise PLC - Class A
224,826
0.0
61,395,423
10.4
United States : 9.6%
35,296
Aegon Ltd.
258,129
0.0
14,003
Alcon, Inc.
1,058,490
0.2
82  AP Moller - Maersk A/S -
Class A
200,779
0.0
111
(1)
AP Moller - Maersk A/S -
Class B
277,265
0.0
441,548
BP PLC
3,455,887
0.6
2,144
Buzzi Unicem SpA
108,395
0.0
25,712
Experian PLC
889,488
0.2
14,411
Ferrovial SE
937,533
0.2
114,301
GSK PLC
3,148,456
0.5
249,580
Haleon PLC
1,235,162
0.2
14,297
Holcim AG
1,181,818
0.2
4,057  InterContinental Hotels
Group PLC
535,016
0.1
1,201
(2)
Monday.com Ltd.
83,001
0.0
72,262
Nestle SA
7,088,256
1.2
53,321
Novartis AG, Reg
8,184,477
1.4
5,800
QIAGEN NV
234,958
0.0
19,704
Roche Holding AG
7,863,686
1.3
897  Roche Holding AG -
Class BR
371,683
0.1
30,782
Sanofi
2,972,627
0.5
15,377
Schneider Electric SE
4,188,432
0.7
159,849
Shell PLC
7,403,367
1.3
4,392
(2)
Spotify Technology SA
2,129,725
0.4
420
Stellantis NV (STLAM)
3,036
0.0
56,083
Stellantis NV (STLAP)
397,628
0.1
11,676  Sunbelt Rentals Holdings,
Inc.
744,823
0.1
8,372
(1)
Swiss Re AG
1,406,305
0.2
10,514
(1)
Tenaris SA
307,350
0.1
56,665,772
9.6
Total Common Stock
(Cost $197,318,079)
571,268,206
97.2
PREFERRED STOCK : 0.2%
Germany : 0.2%
1,521  Bayerische Motoren
Werke AG
140,012
0.0
3,168
(1)
Dr Ing hc F Porsche AG
144,317
0.0
4,493
Henkel AG & Co. KGaA
347,082
0.1
4,260  Porsche Automobil
Holding SE
155,990
0.0
734
Sartorius AG
183,660
0.0
5,778
Volkswagen AG
591,049
0.1
1,562,110
0.2
Total Preferred Stock
(Cost $1,265,332)
1,562,110
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
RIGHTS : 0.0%
Italy : —%
491,236
(4)
Telecom Italia SpA/Milano
$ —
—
Singapore : 0.0%
3,072  CapitaLand Ascendas
REIT
287
0.0
Total Rights
(Cost $–)
287
0.0
Total Long-Term
Investments
(Cost $198,583,411)
572,830,603
97.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 7.5%
Repurchase Agreements : 5.9%
740,736
(5)
Daiwa Capital Markets
America Inc., Repurchase
Agreement dated
03/31/2026, 3.670%, due
04/01/2026 (Repurchase
Amount $740,810,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-7.000%, Market
Value plus accrued
interest $755,551, due
05/12/27-02/20/66)
740,736
0.1
1,398,818
(5)
Jefferies LLC,
Repurchase Agreement
dated 03/31/2026,
3.680%, due 04/01/2026
(Repurchase Amount
$1,398,959, collateralized
by various U.S.
Government Securities,
0.000%-3.875%, Market
Value plus accrued
interest $1,426,794, due
06/25/26-02/15/43)
1,398,818
0.2
2,253,047
(5)
Jefferies LLC,
Repurchase Agreement
dated 03/31/2026,
3.700%, due 04/01/2026
(Repurchase Amount
$2,253,275, collateralized
by various U.S.
Government Agency
Obligations, 0.000%-
5.350%, Market Value
plus accrued interest
$2,298,121, due
06/22/26-02/23/44)
2,253,047
0.4
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
6,147,004
(5)
Marex Capital Markets
Inc., Repurchase
Agreement dated
03/31/2026, 3.730%, due
04/01/2026 (Repurchase
Amount $6,147,632,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 3.000%-
7.000%, Market Value
plus accrued interest
$6,269,944, due
08/31/29-04/01/56)
$ 6,147,004
1.1
6,533,948
(5)
Mirae Asset Securities
(USA), Inc., Repurchase
Agreement dated
03/31/2026, 3.730%, due
04/01/2026 (Repurchase
Amount $6,534,616,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$6,665,318, due
05/31/26-03/01/56)
6,533,948
1.1
2,086,460
(5)
National Bank Financial
Inc., Repurchase
Agreement dated
03/31/2026, 3.710%, due
04/01/2026 (Repurchase
Amount $2,086,672,
collateralized by various
U.S. Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$2,128,189, due
04/01/26)
2,086,460
0.4
7,809,264
(5)
RBC Dominion Securities
Inc., Repurchase
Agreement dated
03/31/2026, 3.660%, due
04/01/2026 (Repurchase
Amount $7,810,047,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$7,965,450, due
05/05/26-01/15/66)
7,809,264
1.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya International Index Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
7,791,880
(5)
State of Wisconsin
Investment Board,
Repurchase Agreement
dated 03/31/2026,
3.780%, due 04/01/2026
(Repurchase Amount
$7,792,687, collateralized
by various U.S.
Government Securities,
0.125%-3.875%, Market
Value plus accrued
interest $7,935,269, due
04/15/28-02/15/56)
$ 7,791,880
1.3
Total Repurchase
Agreements
(Cost $34,761,157)
34,761,157
5.9
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.6%
9,248,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $9,248,000) $ 9,248,000 1.6
Total Short-Term
Investments
(Cost $44,009,157)
44,009,157
7.5
Total Investments in
Securities
(Cost $242,592,568) $ 616,839,760 104.9
Liabilities in Excess of
Other Assets (28,949,895) (4.9)
Net Assets $ 587,889,865 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of March 31, 2026.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 23.9%
Industrials 19.0
Health Care 10.8
Information Technology 8.4
Sector Diversiﬁcation
Percentage
of Net Assets
Consumer Discretionary 8.4%
Consumer Staples 6.9
Materials 5.9
Energy 4.2
Communication Services 4.1
Utilities 4.0
Real Estate 1.8
Short-Term Investments 7.5
Liabilities in Excess of Other Assets (4.9)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya International Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock
Australia $ 335,663 $ 42,762,145 $ — $ 43,097,808
Austria — 1,863,889 — 1,863,889
Belgium — 5,073,697 — 5,073,697
Brazil — 271,228 — 271,228
Chile — 495,528 — 495,528
China 82,793 2,811,363 — 2,894,156
Côte d'Ivoire — 326,070 — 326,070
Czechia 151,129 — — 151,129
Denmark 551,833 8,432,509 — 8,984,342
Finland 721,654 6,102,857 — 6,824,511
France — 49,322,511 — 49,322,511
Germany — 49,931,456 — 49,931,456
Hong Kong 616,102 10,060,008 — 10,676,110
Indonesia — 330,714 — 330,714
Ireland 644,197 1,854,320 — 2,498,517
Israel 1,311,806 4,806,565 — 6,118,371
Italy — 18,832,762 — 18,832,762
Japan 1,590,694 129,940,365 — 131,531,059
Luxembourg — 939,329 — 939,329
Macao — 393,395 — 393,395
Mexico — 274,598 — 274,598
Netherlands 1,985,508 25,633,682 — 27,619,190
New Zealand 350,071 906,539 — 1,256,610
Nigeria — 117,948 — 117,948
Norway 939,498 3,129,566 — 4,069,064
Poland — 123,114 — 123,114
Portugal — 1,140,280 — 1,140,280
Singapore 1,962,767 8,062,499 — 10,025,266
South Africa — 1,346,495 — 1,346,495
South Korea — 100,933 — 100,933
Spain 1,276,056 20,035,739 — 21,311,795
Sweden — 18,513,177 — 18,513,177
Switzerland — 26,751,959 — 26,751,959
United Arab Emirates — — — —
United Kingdom 215,209 61,180,214 — 61,395,423
United States 2,610,354 54,055,418 — 56,665,772
Total Common Stock 15,345,334 555,922,872 — 571,268,206
Preferred Stock — 1,562,110 — 1,562,110
Rights — 287 — 287
Short-Term Investments 9,248,000 34,761,157 — 44,009,157
Total Investments, at fair value $ 24,593,334 $ 592,246,426 $ — $ 616,839,760
Other Financial Instruments+
Futures 115,720 — — 115,720
Total Assets $ 24,709,054 $ 592,246,426 $ — $ 616,955,480
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya International Index Portfolio
At March 31, 2026, the following futures contracts were outstanding for Voya International Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
MSCI EAFE Index 187 06/19/26 $ 27,125,285 $ 115,720
$ 27,125,285 $ 115,720
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 377,324,917
Gross Unrealized Depreciation (3,077,725)
Net Unrealized Appreciation $ 374,247,192